Share Based Payments - Schedule of Independent Valuation of Performance Rights Granted (Details)			12 Months Ended
		Nov. 29, 2018 shares	Jun. 30, 2020 AUD ($) shares		Jun. 30, 2020 AUD ($) $ / shares	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($)
Statement Line Items [Line Items]
Expenses arising from share-based payments			$ (14,442)			$ 335,102	$ 129,635
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares			15,000,000
Total fair value of performance rights			$ 115,500		$ 115,500
Expenses arising from share-based payments			$ 38,500
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares			11,250,000
Total fair value of performance rights			$ 86,625		$ 86,625
Expenses arising from share-based payments			$ (16,845)
Dr. Lindsay Wakefield [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		3,750,000	3,750,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights			$ 28,875		$ 28,875
Expenses arising from share-based payments			$ 9,625
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		6,250,000	6,250,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights			$ 48,125		$ 48,125
Expenses arising from share-based payments			$ 16,042
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		5,000,000	5,000,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights			$ 38,500		$ 38,500
Expenses arising from share-based payments			$ 12,833
Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares			3,750,000			3,750,000
Mr. Xue Lee [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		3,750,000	3,750,000	[1]
Valuation per options (cents) | $ / shares	[1]				$ 0.77
Total fair value of performance rights	[1]		$ 28,875		$ 28,875
Expenses arising from share-based payments	[1]		$ (5,616)
Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares			57,500,000			57,500,000
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		7,500,000	7,500,000
Valuation per options (cents) | $ / shares					$ 0.77
Total fair value of performance rights			$ 57,750		$ 57,750
Expenses arising from share-based payments			$ (11,229)
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		25,000,000	25,000,000	[2]
Valuation per options (cents) | $ / shares	[2]				$ 0.77
Total fair value of performance rights	[2]		$ 192,500		$ 192,500
Expenses arising from share-based payments	[2]		$ (37,431)
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
Statement Line Items [Line Items]
Number of Performance Rights issued | shares		25,000,000	25,000,000	[2]
Valuation per options (cents) | $ / shares	[2]				$ 0.57
Total fair value of performance rights	[2]		$ 142,500		$ 142,500
Expenses arising from share-based payments	[2]		$ (27,708)

[1]	Mr. Xue Lee resigned on July 9, 2019
[2]	Dr Paul Kasian resigned on September 24, 2019.